Supplement to Statement of
                             Additional Information

                  John Hancock California Tax-Free Income Fund
                 John Hancock Massachusetts Tax-Free Income Fund
                   John Hancock New York Tax-Free Income Fund
                         John Hancock Tax-Free Bond Fund
                   John Hancock High Yield Municipal Bond Fund

                    January 1, 2006 as revised April 1, 2006





The section "Transfer Agent Services" in the Statement of Additional Information has been deleted and replaced with the following:

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.01% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses for Class A, B and C shares are aggregated and allocated to each class on the basis of their relative net asset values. Signature Services agreed to voluntarily reduce the asset-based portion of the Fund's transfer agent fee for Class A, B and C shares if the total transfer agent fee exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by 0.05%. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.


May 1, 2006

[JOHN HANCOCK(R) LOGO]

                                              John Hancock Tax-Free Income Funds

--------------------------------------------------------------------------------

                                                 California Tax-Free Income Fund

                                                  High Yield Municipal Bond Fund

                                              Massachusetts Tax-Free Income Fund

                                                   New York Tax-Free Income Fund

                                                              Tax-Free Bond Fund

--------------------------------------------------------------------------------

Prospectus
1.1.2006


as revised 5.1.2006


--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK TAX-FREE FUNDS
      --------------------------------------------------------------------------
      California Tax-Free Income Fund                                          4
      High Yield Municipal Bond Fund                                           6
      Massachusetts Tax-Free Income Fund                                       8
      New York Tax-Free Income Fund                                           10
      Tax-Free Bond Fund                                                      12

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Choosing a share class                                                  14
      How sales charges are calculated                                        14
      Sales charge reductions and waivers                                     15
      Opening an account                                                      16
      Buying shares                                                           17
      Selling shares                                                          18
      Transaction policies                                                    20
      Dividends and account policies                                          22
      Additional investor services                                            23

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      24
      Management biographies                                                  25
      Financial highlights                                                    26

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Tax-Free Income Funds

These funds seek to offer income that is exempt from federal and, in some cases, state and local income tax. Each fund has its own strategy and its own risk profile. Each fund invests primarily in municipal securities exempt from federal (and in some funds, state) income tax. However, a portion of a tax-free fund's income may be subject to these taxes, as well as the federal alternative minimum tax.

Who may want to invest

These funds may be appropriate for investors who:

o     are in higher income brackets

o     want regular monthly income

o     are interested in lowering their income tax burden

o pay California, Massachusetts or New York income tax (state-specific funds)

Tax-free income funds may NOT be appropriate if you:

o     are not subject to a high level of state or federal income tax

o     are seeking an investment for a tax-deferred retirement account

o     are investing for maximum return over a long time horizon

o     require absolute stability of your principal

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock tax-free income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of September 30, 2005 managed approximately $34 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

Past performance

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

Main risks

The major risk factors associated with the fund.

[GRAPHIC]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

California Tax-Free Income Fund

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes. In pursuing this goal, the fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and California personal income taxes. Most of these securities are investment-grade when purchased, but the fund may invest up to 20% of assets in junk bonds rated BB/Ba and their unrated equivalents.

In managing the portfolio, the management team utilizes a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditwor-thiness and the structure of their bonds. The team also assesses general credit trends and identifies promising market sectors to assist in the selection of such securities for long-term investment. Further, the team employs detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with the security analysis in a comprehensive disciplined process.

The management team seeks an appropriate blend of general obligation and revenue bonds for the fund. Revenue bonds, which are repaid from income tied to specific facilities such as power plants, carry higher yields and may represent a larger percentage of the fund.

The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 9-30-05: 3.33%
Best quarter: Q1 '95, 9.23%
Worst quarter: Q2 '04, -2.82%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                1995      21.91%
                                1996       4.48%
                                1997      10.13%
                                1998       6.65%
                                1999      -2.84%
                                2000      11.26%
                                2001       3.87%
                                2002       7.99%
                                2003       3.94%
                                2004       4.46%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-04
--------------------------------------------------------------------------------

                                                                         Life of
                                             1 year  5 year    10 year   Class C
--------------------------------------------------------------------------------
Class A before tax                           -0.25%   5.29%      6.52%       --
--------------------------------------------------------------------------------
Class A after tax on distributions           -0.25%   5.29%      6.52%       --
--------------------------------------------------------------------------------
Class A after tax on distributions,
  with sale                                   1.40%   5.24%      6.39%       --
--------------------------------------------------------------------------------
Class B before tax                           -1.41%   5.09%      6.36%       --
--------------------------------------------------------------------------------
Class C before tax (began 4-1-99)             2.58%   5.37%        --      3.86%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          4.48%   7.20%      7.06%     5.69%

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in California issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those regarding taxes) and the possibility of credit problems.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Junk bonds could make the fund more sensitive to market or economic shifts.

o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A    Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                  4.50%      none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less           none(2)    5.00%     1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                          Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                       0.55%      0.55%      0.55%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                0.15%      1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                       0.16%      0.16%      0.16%
--------------------------------------------------------------------------------
Total fund operating expenses                        0.86%      1.71%      1.71%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1   Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                       $534     $712   $   905     $1,463
--------------------------------------------------------------------------------
Class B with redemption                       $674     $839   $ 1,128     $1,794
--------------------------------------------------------------------------------
Class B without redemption                    $174     $539   $   928     $1,794
--------------------------------------------------------------------------------
Class C with redemption                       $274     $539   $   928     $2,019
--------------------------------------------------------------------------------
Class C without redemption                    $174     $539   $   928     $2,019

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Dianne M. Sales, CFA
Joined fund team in 1995

Frank A. Lucibella, CFA
Rejoined fund team in 2005



Managers share portfolio management responsibilities

See page 25 for the management biographies.

FUND CODES

Class A      Ticker           TACAX
             CUSIP            41014R108
             Newspaper        CATxFA
             SEC number       811-5979
             JH fund number   53

Class B      Ticker           TSCAX
             CUSIP            41014R207
             Newspaper        CATxFB
             SEC number       811-5979
             JH fund number   153

Class C      Ticker           TCCAX
             CUSIP            41014R306
             Newspaper        --
             SEC number       811-5979
             JH fund number   553

High Yield Municipal Bond Fund

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income that is largely exempt from federal income tax consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of its assets in municipal bonds of any maturity with credit ratings from A to BB/Ba and their unrated equivalents. The fund may also invest up to 5% of assets in bonds rated as low as CC/Ca and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds. Municipal bonds may be subject to alternative minimum tax and income may not be entirely tax free to all investors.

In managing the portfolio, the management team utilizes a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditwor-thiness and the structure of their bonds. The team also assesses general credit trends and identifies promising market sectors to assist in the selection of such securities for long-term investment. Further, the team employs detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with the security analysis in a comprehensive disciplined process.

The management team seeks an appropriate blend of general obligation and revenue bonds for the fund. Revenue bonds, which are repaid from income tied to specific facilities such as power plants, carry higher yields and may represent a larger percentage of the fund. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 9-30-05: 5.19%
Best quarter: Q1 '95, 7.83%
Worst quarter: Q1 '96, -2.70%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                1995      19.76%
                                1996       1.33%
                                1997       9.61%
                                1998       5.45%
                                1999      -4.13%
                                2000       5.35%
                                2001       4.46%
                                2002       5.07%
                                2003       5.47%
                                2004       7.38%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-04
--------------------------------------------------------------------------------

                                                                         Life of
                                             1 year   5 year   10 year   Class C
--------------------------------------------------------------------------------
Class A before tax                            2.55%    4.57%     5.33%       --
--------------------------------------------------------------------------------
Class A after tax on distributions            2.55%    4.57%     5.33%       --
--------------------------------------------------------------------------------
Class A after tax on distributions,
  with sale                                   3.49%    4.74%     5.43%       --
--------------------------------------------------------------------------------
Class B before tax                            1.60%    4.44%     5.20%       --
--------------------------------------------------------------------------------
Class C before tax (began 4-1-99)             5.58%    4.75%       --      3.18%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index          4.48%    7.20%     7.06%     5.69%

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are credit risk and interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because their issuers are often in relatively weak financial health, junk bonds could make the fund more sensitive to market or economic shifts, and to the risk of default of a particular bond. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.

o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A    Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                  4.50%      none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a %
  of purchase or sale price, whichever is less        none(2)    5.00%     1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                           Class A    Class B   Class C
--------------------------------------------------------------------------------
Management fee                                        0.61%      0.61%     0.61%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                 0.25%      1.00%     1.00%
--------------------------------------------------------------------------------
Other expenses                                        0.28%      0.28%     0.28%
--------------------------------------------------------------------------------
Total fund operating expenses                         1.14%      1.89%     1.89%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1   Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                      $561     $796     $1,049     $1,774
--------------------------------------------------------------------------------
Class B with redemption                      $692     $894     $1,221     $2,016
--------------------------------------------------------------------------------
Class B without redemption                   $192     $594     $1,021     $2,016
--------------------------------------------------------------------------------
Class C with redemption                      $292     $594     $1,021     $2,212
--------------------------------------------------------------------------------
Class C without redemption                   $192     $594     $1,021     $2,212

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Frank A. Lucibella, CFA
Rejoined fund team in 2005

Dianne M. Sales, CFA
Joined fund team in 1995



Managers share portfolio management responsibilities

See page 25 for the management biographies.

FUND CODES

Class A      Ticker           JHTFX
             CUSIP            41013Y302
             Newspaper        HiYMuBdA
             SEC number       811-5968
             JH fund number   59

Class B      Ticker           TSHTX
             CUSIP            41013Y401
             Newspaper        HiYMuBdB
             SEC number       811-5968
             JH fund number   159

Class C      Ticker           JCTFX
             CUSIP            41013Y500
             Newspaper        --
             SEC number       811-5968
             JH fund number   559

Massachusetts Tax-Free Income Fund

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

In pursuing this goal, the fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and Massachusetts personal income taxes. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in securities rated as low as BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing the portfolio, the management team utilizes a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditwor-thiness and the structure of their bonds. The team also assesses general credit trends and identifies promising market sectors to assist in the selection of such securities for long-term investment. Further, the team employs detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with the security analysis in a comprehensive disciplined process.

The management team seeks an appropriate blend of general obligation and revenue bonds for the fund. Revenue bonds, which are repaid from income tied to specific facilities such as power plants, carry higher yields and may represent a larger percentage of the fund. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 9-30-05: 2.73%
Best quarter: Q1 '95, 6.68%
Worst quarter: Q2 '04, -2.36%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                  [BAR CHART]

                                1995      16.36%
                                1996       4.27%
                                1997       9.34%
                                1998       7.06%
                                1999      -4.24%
                                2000      11.74%
                                2001       4.35%
                                2002       9.56%
                                2003       6.18%
                                2004       4.28%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-04
--------------------------------------------------------------------------------

                                                               Life of   Life of
                                      1 year  5 year  10 year  Class B   Class C
--------------------------------------------------------------------------------
Class A before tax                    -0.39%   6.20%    6.27%      --        --
--------------------------------------------------------------------------------
Class A after tax on
  distributions                       -0.39%   6.19%    6.27%      --        --
--------------------------------------------------------------------------------
Class A after tax on
  distributions, with sale             1.20%   6.00%    6.14%      --        --
--------------------------------------------------------------------------------
Class B before tax (began 10-3-96)    -1.44%   6.12%      --     5.36%       --
--------------------------------------------------------------------------------
Class C before tax (began 4-1-99)      2.56%   6.44%      --       --      4.61%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index                                4.48%   7.20%    7.06%    6.28%*    5.69%

*     As of 9-30-96.

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in Massachusetts issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the possibility of credit problems.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Junk bonds could make the fund more sensitive to market or economic shifts.

o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A    Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                  4.50%      none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less           none(2)    5.00%     1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                         Class A    Class B     Class C
-------------------------------------------------------------------------------
Management fee                                      0.50%      0.50%       0.50%
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.30%      1.00%       1.00%
-------------------------------------------------------------------------------
Other expenses                                      0.24%      0.24%       0.24%
-------------------------------------------------------------------------------
Total fund operating expenses                       1.04%      1.74%       1.74%
-------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1   Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                      $551     $766     $  998     $1,664
--------------------------------------------------------------------------------
Class B with redemption                      $677     $848     $1,144     $1,867
--------------------------------------------------------------------------------
Class B without redemption                   $177     $548     $  944     $1,867
--------------------------------------------------------------------------------
Class C with redemption                      $277     $548     $  944     $2,052
--------------------------------------------------------------------------------
Class C without redemption                   $177     $548     $  944     $2,052

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Dianne M. Sales, CFA
Joined fund team in 1995

Frank A. Lucibella, CFA
Rejoined fund team in 2005



Managers share portfolio management responsibilities

See page 25 for the management biographies.

FUND CODES

Class A      Ticker           JHMAX
             CUSIP            410229207
             Newspaper        MATxFA
             SEC number       811-5079
             JH fund number   77

Class B      Ticker           JHMBX
             CUSIP            410229405
             Newspaper        --
             SEC number       811-5079
             JH fund number   177

Class C      Ticker           JMACX
             CUSIP            410229603
             Newspaper        --
             SEC number       811-5079
             JH fund number   577

New York Tax-Free Income Fund

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital that is exempt from federal, New York State and New York City personal income taxes.

In pursuing this goal, the fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and New York personal income taxes. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in bonds rated as low as BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing the portfolio, the management team utilizes a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditwor-thiness and the structure of their bonds. The team also assesses general credit trends and identifies promising market sectors to assist in the selection of such securities for long-term investment. Further, the team employs detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with the security analysis in a comprehensive disciplined process.

The management team seeks an appropriate blend of general obligation and revenue bonds for the fund. Revenue bonds, which are repaid from income tied to specific facilities such as power plants, carry higher yields and may represent a larger percentage of the fund. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 9-30-05: 2.82%
Best quarter: Q1 '95, 6.64%
Worst quarter: Q2 '04, -2.45%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                1995      17.09%
                                1996       3.65%
                                1997       9.50%
                                1998       6.28%
                                1999      -4.39%
                                2000      13.10%
                                2001       3.80%
                                2002       8.60%
                                2003       4.39%
                                2004       9.43%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-04
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                Life of  Life of
                                     1 year  5 year  10 year    Class B  Class C
--------------------------------------------------------------------------------
Class A before tax                   -0.28%   5.84%    6.01%        --       --
--------------------------------------------------------------------------------
Class A after tax on distributions   -0.28%   5.84%    5.99%        --       --
--------------------------------------------------------------------------------
Class A after tax on distributions,
  with sale                           1.26%   5.69%    5.90%        --       --
--------------------------------------------------------------------------------
Class B before tax (began 10-3-96)   -1.30%   5.74%      --       4.97%      --
--------------------------------------------------------------------------------
Class C before tax (began 4-1-99)     2.70%   6.06%      --         --     4.28%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index  4.48%   7.20%    7.06%      6.28%*   5.69%

*     As of 9-30-96.

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in New York issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the legacy of past credit problems of New York City and other issuers.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o Junk bonds could make the fund more sensitive to market or economic shifts.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A    Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                  4.50%      none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less           none(2)    5.00%     1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                         Class A    Class B     Class C
--------------------------------------------------------------------------------
Management fee                                      0.50%      0.50%       0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.30%      1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses                                      0.26%      0.26%       0.26%
--------------------------------------------------------------------------------
Total fund operating expenses                       1.06%      1.76%       1.76%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1   Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                      $553     $772     $1,008     $1,686
--------------------------------------------------------------------------------
Class B with redemption                      $679     $854     $1,154     $1,889
--------------------------------------------------------------------------------
Class B without redemption                   $179     $554     $  954     $1,889
--------------------------------------------------------------------------------
Class C with redemption                      $279     $554     $  954     $2,073
--------------------------------------------------------------------------------
Class C without redemption                   $179     $554     $  954     $2,073

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Dianne M. Sales, CFA
Joined fund team in 1995

Frank A. Lucibella, CFA
Rejoined fund team in 2005



Managers share portfolio management responsibilities

See page 25 for the management biographies.

FUND CODES

Class A      Ticker           JHNYX
             CUSIP            410229306
             Newspaper        NYTxFA
             SEC number       811-5079
             JH fund number   76

Class B      Ticker           JNTRX
             CUSIP            410229504
             Newspaper        --
             SEC number       811-5079
             JH fund number   176

Class C      Ticker           JNYCX
             CUSIP            410229702
             Newspaper        --
             SEC number       811-5079
             JH fund number   576

Tax-Free Bond Fund

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of its assets in tax-exempt bonds of any maturity. Most of these bonds are investment-grade when purchased, but the fund may also invest up to 35% of assets in junk bonds rated BB/Ba or B and their unrated equivalents.

In managing the portfolio, the management team utilizes a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditwor-thiness and the structure of their bonds. The team also assesses general credit trends and identifies promising market sectors to assist in the selection of such securities for long-term investment. Further, the team employs detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with the security analysis in a comprehensive disciplined process.

The management team seeks an appropriate blend of general obligation and revenue bonds for the fund. Revenue bonds, which are repaid from income tied to specific facilities such as power plants, carry higher yields and may represent a larger percentage of the fund. The fund may invest up to 25% of assets in private activity bonds.

The management team also favors bonds with limitations on whether they can be called, or redeemed by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 9-30-05: 3.23%
Best quarter: Q1 '95, 8.82%
Worst quarter: Q2 '04, -2.67%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                    1995  20.22%
                                    1996   4.15%
                                    1997   9.81%
                                    1998   5.50%
                                    1999  -3.50%
                                    2000  10.40%
                                    2001   2.54%
                                    2002   7.17%
                                    2003   4.75%
                                    2004   4.19%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-04
--------------------------------------------------------------------------------

                                                                         Life of
                                           1 year    5 year  10 year     Class C
--------------------------------------------------------------------------------
Class A before tax                          0.15%     4.95%    5.95%         --
--------------------------------------------------------------------------------
Class A after tax on distributions          0.15%     4.94%    5.94%         --
--------------------------------------------------------------------------------
Class A after tax on distributions,
  with sale                                 1.72%     4.98%    5.90%         --
--------------------------------------------------------------------------------
Class B before tax                         -0.88%     4.80%    5.81%         --
--------------------------------------------------------------------------------
Class C before tax (began 4-1-99)           3.12%     5.08%      --        3.56%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index        4.48%     7.20%    7.06%       5.69%

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Junk bonds may make the fund more sensitive to market or economic shifts. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in other securities with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

--------------------------------------------------------------------------------

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A    Class B   Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
  purchases as a % of purchase price                  4.50%      none      none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less          none(2)     5.00%     1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                         Class A    Class B     Class C
--------------------------------------------------------------------------------
Management fee                                      0.55%      0.55%       0.55%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.25%      1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses                                      0.19%      0.19%       0.19%
--------------------------------------------------------------------------------
Total fund operating expenses                       0.99%      1.74%       1.74%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1   Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                      $546     $751     $  972    $1,608
--------------------------------------------------------------------------------
Class B with redemption                      $677     $848     $1,144    $1,853
--------------------------------------------------------------------------------
Class B without redemption                   $177     $548     $  944    $1,853
--------------------------------------------------------------------------------
Class C with redemption                      $277     $548     $  944    $2,052
--------------------------------------------------------------------------------
Class C without redemption                   $177     $548     $  944    $2,052

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Sovereign Asset Management LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Frank A. Lucibella, CFA
Rejoined fund team in 2005

Dianne M. Sales, CFA
Joined fund team in 1995



Managers share portfolio management responsibilities

See page 25 for the management biographies.

FUND CODES

Class A      Ticker           TAMBX
             CUSIP            41013Y104
             Newspaper        TFBdA
             SEC number       811-5968
             JH fund number   52

Class B      Ticker           TSMBX
             CUSIP            41013Y203
             Newspaper        TFBdB
             SEC number       811-5968
             JH fund number   152

Class C      Ticker           TBMBX
             CUSIP            41013Y609
             Newspaper        --
             SEC number       811-5968
             JH fund number   552

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o Distribution and service (12b-1) fees of 0.15% for California Tax-Free Income, 0.25% for High Yield Municipal Bond and Tax-Free Bond, and 0.30% for Massachusetts Tax-Free Income and New York Tax-Free Income.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described at right.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds, LLC, the funds' principle distributor, may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information (SAI).

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A Sales charges
--------------------------------------------------------------------------------

                                                As a % of    As a % of your
Your investment                           offering price*        investment
--------------------------------------------------------------------------------
Up to $99,999                                       4.50%             4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999                                 3.75%             3.90%
--------------------------------------------------------------------------------
$250,000 - $499,999                                 3.00%             3.09%
--------------------------------------------------------------------------------
$500,000 - $999,999                                 2.00%             2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                            See below
--------------------------------------------------------------------------------

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds (John Hancock Funds).

To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the funds' SAI. You may request an SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services) the funds' transfer agent, at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million+ investemts
--------------------------------------------------------------------------------

                                                             CDSC on shares
Your investment                                                  being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                                1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                              0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                            0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

14 YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                             CDSC on shares
Years after purchase                                             being sold
--------------------------------------------------------------------------------
1st year                                                              5.00%
--------------------------------------------------------------------------------
2nd year                                                              4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                       3.00%
--------------------------------------------------------------------------------
5th year                                                              2.00%
--------------------------------------------------------------------------------
6th year                                                              1.00%
--------------------------------------------------------------------------------
After 6th year                                                         none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                                   CDSC
--------------------------------------------------------------------------------
1st year                                                              1.00%
--------------------------------------------------------------------------------
After 1st year                                                         none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

o redemptions pursuant to the fund's right to liquidate an account less than $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is noti-fied before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

                                                                 YOUR ACCOUNT 15

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based agreement or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

16 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

                  Opening an account                                    Adding to an account
--------------------------------------------------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Make out a check for the investment amount,     o     Make out a check for the investment amount
                        payable to "John Hancock Signature Services,          payable to "John Hancock Signature Services,
                        Inc."                                                 Inc."

                  o     Deliver the check and your completed            o     Fill out the detachable investment slip from
                        application to your financial                         an account statement. If no slip is
                        representative, or mail them to Signature             available, include a note specifying the
                        Services (address below).                             fund name, your share class, your account
                                                                              number and the name(s) in which the account
                                                                              is registered.

                                                                        o     Deliver the check and your investment slip
                                                                              or note to your financial representative, or
                                                                              mail them to Signature Services (address
                                                                              below).

--------------------------------------------------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Call your financial representative or           o     Log on to www.jhfunds.com to process
                        Signature Services to request an exchange.            exchanges between funds.

                                                                        o     Call EASI-Line for automated service 24
                                                                              hours a day using your touch-tone phone at
                                                                              1-800-338-8080.

                                                                        o     Call your financial representative or
                                                                              Signature Services to request an exchange.

--------------------------------------------------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Deliver your completed application to your      o     Obtain wiring instructions by calling
                        financial representative, or mail it to               Signature Services at 1-800-225-5291.
                        Signature Services.
                                                                        o     Instruct your bank to wire the amount of
                                                                              your investment.
                  o     Obtain your account number by calling your
                        financial representative or Signature           Specify the fund name, the share class, your
                        Services.                                       account number and the name(s) in which the
                                                                        account is registered. Your bank may charge a fee
                  o     Obtain wiring instructions by calling           to wire funds.
                        Signature Services at 1-800-225-5291.

                  Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

--------------------------------------------------------------------------------------------------------------------------
By Internet
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         See "By exchange" and "By wire."                      o     Verify that your bank or credit union is a
                                                                              member of the Automated Clearing House (ACH)
                                                                              system.

                                                                        o     Complete the "Bank Information" section on
                                                                              your account application.

                                                                        o     Log on to www.jhfunds.com to initiate
                                                                              purchases using your authorized bank
                                                                              account.

--------------------------------------------------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         See "By exchange" and "By wire."                      o     Verify that your bank or credit union is a
                                                                              member of the Automated Clearing House (ACH)
                                                                              system.

                                                                        o     Complete the "Bank Information" section on
                                                                              your account application.

                                                                        o     Call EASI-Line for automated service 24
                                                                              hours a day using your touch-tone phone at
                                                                              1-800-338-8080.

                                                                        o     Call your financial representative or call
                                                                              Signature Services between 8 A.M. and 7 P.M.
                                                                              Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                        To sell some or all of your shares
--------------------------------------------------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Accounts of any type.                           o     Write a letter of instruction or complete a
                                                                              stock power indicating the fund name, your
                  o     Sales of any amount.                                  share class, your account number, the
                                                                              name(s) in which the account is registered
                                                                              and the dollar value or number of shares you
                                                                              wish to sell.

                                                                        o     Include all signatures and any additional
                                                                              documents that may be required (see next
                                                                              page).

                                                                        o     Mail the materials to Signature Services.

                                                                        o     A check will be mailed to the name(s) and
                                                                              address in which the account is registered,
                                                                              or otherwise according to your letter of
                                                                              instruction.

--------------------------------------------------------------------------------------------------------------------------
By Internet
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Most accounts.                                  o     Log on to www.jhfunds.com to initiate
                                                                              redemptions from your funds.
                  o     Sales of up to $100,000.

--------------------------------------------------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Most accounts.                                  o     Call EASI-Line for automated service 24
                                                                              hours a day using your touch-tone phone at
                  o     Sales of up to $100,000.                              1-800-338-8080.

                                                                        o     Call your financial representative or call
                                                                              Signature Services between 8 A.M. and 7 P.M.
                                                                              Eastern Time on most business days.

--------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Requests by letter to sell any amount.          o     To verify that the Internet or telephone
                                                                              redemption privilege is in place on an
                  o     Requests by Internet or phone to sell up to           account, or to request the form to add it to
                        $100,000.                                             an existing account, call Signature
                                                                              Services.

                                                                        o     Amounts of $1,000 or more will be wired on
                                                                              the next business day. A $4 fee will be
                                                                              deducted from your account.

                                                                        o     Amounts of less than $1,000 may be sent by
                                                                              EFT or by check. Funds from EFT transactions
                                                                              are generally available by the second
                                                                              business day. Your bank may charge a fee for
                                                                              this service.

--------------------------------------------------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]         o     Accounts of any type.                           o     Obtain a current prospectus for the fund
                                                                              into which you are exchanging by Internet or
                  o     Sales of any amount.                                  by calling your financial representative or
                                                                              Signature Services.

                                                                        o     Log on to www.jhfunds.com to process
                                                                              exchanges between your funds.

                                                                        o     Call EASI-Line for automated service 24
                                                                              hours a day using your touch-tone phone at
                                                                              1-800-338-8080.

                                                                        o     Call your financial representative or
                                                                              Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

18 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares - this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------------------------------------------------
Seller                                                      Requirements for written requests                    [GRAPHIC]
--------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts               o     Letter of instruction.
(custodial accounts for minors).
                                                                o     On the letter, the signatures of all persons
                                                                      authorized to sign for the account, exactly as the
                                                                      account is registered.

                                                                o     Signature guarantee if applicable (see above).

--------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner       o     Letter of instruction.
or association accounts.
                                                                o     Corporate business/organization resolution,
                                                                      certified within the past 12 months, or a John
                                                                      Hancock Funds business/ organization certification
                                                                      form.

                                                                o     On the letter and the resolution, the signature of
                                                                      the person(s) authorized to sign for the account.

                                                                o     Signature guarantee if applicable (see above).

--------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                           o     Letter of instruction.

                                                                o     On the letter, the signature(s) of the trustee(s).

                                                                o     Copy of the trust document certified within the past
                                                                      12 months or a John Hancock Funds trust
                                                                      certification form.

                                                                o     Signature guarantee if applicable (see above).

--------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship          o     Letter of instruction signed by surviving tenant.
with a deceased co-tenant(s).
                                                                o     Copy of death certificate.

                                                                o     Signature guarantee if applicable (see above).

                                                                o     Inheritance Tax Waiver (if applicable).
--------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                               o     Letter of instruction signed by executor.

                                                                o     Copy of order appointing executor, certified within
                                                                      the past 12 months.

                                                                o     Signature guarantee if applicable (see above).

                                                                o     Inheritance Tax Waiver (if applicable).

--------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers       o     Call 1-800-225-5291 for instructions.
or account types not listed above.

--------------------------------------------------------------------------------------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M. Eastern time). Each fund generally values its portfolio of municipal securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by the Adviser to be unreliable, a fund uses a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. Portfolio securities may trade on days when the New York Stock Exchange is closed, even though the funds' shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including many municipal securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of municipal securities that do not trade daily. A pricing matrix is a means of valuing a municipal or other debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may, in their discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on Exchange Activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

20 YOUR ACCOUNT

Exchange limitation policies The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and pre-determined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example: To the extent that a fund invests in municipal securities, including below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed above under "Valuation of Shares," investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

                                                                 YOUR ACCOUNT 21

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Each fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as "exempt-interest dividends." However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders' alternative minimum tax.

Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Taxable dividends paid in January may be taxable as if they had been paid the previous December.

The state tax-free income funds intend to comply with certain state tax requirements so that their income dividends will generally be exempt from state and local personal income taxes in the applicable state. Dividends of the other tax-free income funds are generally not exempt from state and local income taxes.

The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

22 YOUR ACCOUNT

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment, amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds, LLC offers a range of retirement plans, including traditional IRAs, Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for qualified retirement plans. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the fund's Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

                                                                 YOUR ACCOUNT 23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock tax-free income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Massachusetts Tax-Free Income and New York Tax-Free Income funds have the power to change these funds' respective investment goals without shareholder approval.

Subadvisers Sovereign Asset Management LLC ("Sovereign") subadvises each of the Funds. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2005, had total assets under management of approximately $1.5 billion.

Management fees The management fees paid to the investment adviser by the John Hancock tax-free income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                        % of net assets
--------------------------------------------------------------------------------
California Tax-Free Income Fund                                       0.55%
--------------------------------------------------------------------------------
High Yield Municipal Bond Fund                                        0.61%
--------------------------------------------------------------------------------
Massachusetts Tax-Free Income Fund                                    0.50%
--------------------------------------------------------------------------------
New York Tax-Free Income Fund                                         0.50%
--------------------------------------------------------------------------------
Tax-Free Bond Fund                                                    0.55%

                                                                -----------------
                                                                   Shareholders  ----------------------------|
                                                                -----------------                            |
                                                                        |                                    |
                                                                        |                                    |
                                                   ------------------------------------------------          |
                                                             Financial services firms and                    |
                                                                 their representatives                       |
                                                                                                             |
                                               |---      Advise current and prospective share-     ----------|
                  Distribution and             |       holders on their fund investments, often              |
                shareholder services           |     in the context of an overall financial plan.            |
                                               |   ------------------------------------------------          |
                                               |                                                             |
                                               |                                                             |
                                 --------------------------------------    ---------------------------------------------------
                                          Principal distributor                             Transfer agent

                                         John Hancock Funds, LLC                  John Hancock Signature Services, Inc.

                                    Markets the fund and distributes         Handles shareholder services, including record-
                                     shares through selling brokers,         keeping and statements, distribution of dividends
                                      financial planners and other            and processing of buy and sell requests.
                                        financial representatives.
                                 --------------------------------------    ---------------------------------------------------
                                                    |                                               |
                                                    |                                               |
                                                    -------------------------------------------------
                                                                        |
-----------------------------------      ------------------------------ |  -----------------------------------
            Subadvisers                        Investment adviser       |               Custodian
                                                                        |
   Sovereign Asset Management LLC          John Hancock Advisers, LLC   |          The Bank of New York
       101 Huntington Avenue                  601 Congress Street       |            One Wall Street
          Boston, MA 02199                   Boston, MA 02210-2805      |           New York, NY 10286            Asset
  Provide portfolio management to              Manages the funds        |        Holds the funds' assets,      management
           certain funds.                         business and          |     settles all portfolio trades
-----------------------------------          investment activities.     |          and collects most of
                                                                        |    the valuation data required for
                                                                        |      calculating each fund's NAV.
                                         ------------------------------ |  -----------------------------------
                                                      |                 |                 |
                                                      |-----------------|-----------------|
                                                                        |
                                                        ----------------------------------
                                                                     Trustees

                                                          Oversee the funds' activities.
                                                        ----------------------------------

24 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock tax-free income funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.



Frank A. Lucibella, CFA                   Dianne M. Sales, CFA
-------------------------------------     --------------------------------------
Vice president of Sovereign Asset         Vice president of Sovereign Asset
   Management LLC                            Management LLC
Joined subadviser in 2006                 Joined subadviser in 2006
Vice president, Rejoined John Hancock     Vice president, John Hancock Advisers
   Advisers (8/2005-12/2005)                 (1989-2005)
Senior Fixed Income Trader, Columbia      Began business career in 1984
   Management Group (2002-2005)
Second vice president, John Hancock
   Advisers (1988-2002)
Began business career in 1982

                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

California Tax-Free Income Fund

Figures for the years ended 8-31-03, 8-31-04 and 8-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.69      $  11.11        $  11.06      $  10.60      $  10.91
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.54          0.54            0.53          0.52          0.51
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.42         (0.06)          (0.47)         0.30          0.16
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.96          0.48            0.06          0.82          0.67
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.54)        (0.53)          (0.52)        (0.51)        (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  11.11      $  11.06        $  10.60      $  10.91      $  11.08
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                              9.26(5)       4.52(5)         0.48          7.84          6.24
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $    331      $    347        $    308      $    308      $    306
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      0.80          0.84            0.84          0.83          0.86
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          0.82          0.84              --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         5.01          4.95            4.79          4.72          4.59
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             14            15              18            21            13

CLASS B SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.69      $  11.11        $  11.06      $  10.60      $  10.91
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.46          0.45            0.44          0.42          0.41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.42         (0.06)          (0.47)         0.31          0.16
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.88          0.39           (0.03)         0.73          0.57
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.46)        (0.44)          (0.43)        (0.42)        (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  11.11      $  11.06        $  10.60      $  10.91      $  11.08
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                               8.45(5)       3.67(5)        (0.37)         6.93          5.35
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     80      $     65        $     55      $     43      $     32
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.55          1.65            1.69          1.69          1.71
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          1.67          1.69              --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.26          4.14            3.95          3.87          3.75
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             14            15              18            21            13

26 FUND DETAILS

California Tax-Free Income Fund continued


CLASS C SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.69      $  11.11        $  11.06      $  10.60      $  10.91
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.45          0.45            0.43          0.42          0.41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.42         (0.06)          (0.47)         0.31          0.16
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.87          0.39           (0.04)         0.73          0.57
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.45)        (0.44)          (0.42)        (0.42)        (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  11.11      $  11.06        $  10.60      $  10.91      $  11.08
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                               8.34(5)       3.64(5)        (0.37)         6.93          5.35
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $      4      $      8        $      9      $      7      $      7
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.65          1.69            1.69          1.69          1.71
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          1.67          1.69              --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.16          4.10            3.93          3.87          3.74
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             14            15              18            21            13

(1)   Audited by previous auditor.

(2) As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to 9-1-01 have not been restated to reflect this change in presentation.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended August 31, 2001 and 2002 for Class A shares would have been 9.24% and 4.52%, for Class B shares would have been 8.33% and 3.63%, and for Class C shares would have been 8.32% and 3.64%, respectively.

                                                                FUND DETAILS  27

High Yield Municipal Bond Fund

Figures for the years ended 8-31-03, 8-31-04 and 8-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.60      $   8.82        $   8.43      $   8.14      $   8.27
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.52          0.53            0.51          0.47          0.43
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.22         (0.40)          (0.29)         0.12          0.35
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.74          0.13            0.22          0.59          0.78
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.52)        (0.52)          (0.51)        (0.46)        (0.43)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   8.82      $   8.43        $   8.14      $   8.27      $   8.62
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                               8.88(5)       1.56(5)         2.63(5)       7.41(5)       9.64
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     59      $     74        $     71      $     69      $     72
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.05          1.08            1.09          1.09          1.14
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          1.08          1.09            1.11          1.10            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         6.00          6.26            6.16          5.67          5.09
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             49            52              35            57            65
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.60      $   8.82        $   8.43      $   8.14      $   8.27
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.46          0.46            0.45          0.41          0.37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.22         (0.40)          (0.30)         0.12          0.35
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.68          0.06            0.15          0.53          0.72
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.46)        (0.45)          (0.44)        (0.40)        (0.37)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   8.82      $   8.43        $   8.14      $   8.27      $   8.62
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                              8.12(5)       0.81(5)         1.87(5)       6.62(5)       8.84
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     65      $     46        $     37      $     31      $     24
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.76          1.83            1.84          1.83          1.87
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          1.79          1.84            1.86          1.84            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         5.30          5.51            5.41          4.93          4.35
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             49            52              35            57            65

28 FUND DETAILS

High Yield Municipal Bond Fund continued

CLASS C SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.60      $   8.82        $   8.43      $   8.14      $   8.27
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.45          0.46            0.44          0.40          0.36
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.22         (0.40)          (0.29)         0.13          0.36
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.67          0.06            0.15          0.53          0.72
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.45)        (0.45)          (0.44)        (0.40)        (0.37)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   8.82      $   8.43        $   8.14      $   8.27      $   8.62
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                               8.07(5)       0.81(5)         1.87(5)       6.61(5)       8.82
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $      2      $      4        $      6      $      8      $      8
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.80          1.83            1.84          1.83          1.89
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          1.83          1.84            1.86          1.84            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         5.25          5.51            5.38          4.88          4.33
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             49            52              35            57            65

(1)   Audited by previous auditor.

(2) As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, and increase net realized and unrealized losses per share by $0.01; had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42% and 5.42% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended August 31, 2001, 2002, 2003 and 2004 for Class A shares would have been 8.85%, 1.55%, 2.61% and 7.40%, for Class B shares would have been 8.09%, 0.80%, 1.85% and 6.61%, and for Class C shares would have been 8.04%, 0.80%, 1.85% and 6.60%, respectively.

                                                                 FUND DETAILS 29

Massachusetts Tax-Free Income Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES Period ended                                   8-31-01       8-31-02(1)      8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.80      $  12.41        $  12.50      $  12.38      $  12.75
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                         0.59          0.58            0.57          0.56          0.54
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.61          0.08           (0.13)         0.36          0.11
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.20          0.66            0.44          0.92          0.65
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.59)        (0.57)          (0.56)        (0.55)        (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.41      $  12.50        $  12.38      $  12.75      $  12.87
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                             10.44(4)       5.54            3.57          7.55          5.21
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     63      $     65        $     66      $     71      $     76
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      0.97          1.03            1.02          1.01          1.04
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)          1.05            --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.90          4.72            4.54          4.40          4.20
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             17            15              13            44            26
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES Period ended                                   8-31-01       8-31-02(1)      8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.80      $  12.41        $  12.50      $  12.38      $  12.75
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                         0.51          0.50            0.49          0.47          0.45
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.61          0.08           (0.13)         0.36          0.11
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.12          0.58            0.36          0.83          0.56
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.51)        (0.49)          (0.48)        (0.46)        (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.41      $  12.50        $  12.38      $  12.75      $  12.87
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                              9.67(4)       4.80            2.85          6.80          4.48
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     19      $     23        $     23      $     23      $     20
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.67          1.73            1.72          1.71          1.74
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)          1.75            --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.20          4.02            3.83          3.70          3.50
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             17            15              13            44            26

30 FUND DETAILS

Massachusetts Tax-Free Income Fund continued

CLASS C SHARES Period ended                                   8-31-01       8-31-02(2)      8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.80      $  12.41        $  12.50      $  12.38      $  12.75
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                         0.51          0.50            0.48          0.47          0.45
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.61          0.08           (0.12)         0.36          0.11
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.12          0.58            0.36          0.83          0.56
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.51)        (0.49)          (0.48)        (0.46)        (0.44)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.41      $  12.50        $  12.38      $  12.75      $  12.87
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                              9.67(4)       4.80            2.85          6.80          4.48
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $      2      $      4        $      7      $      8      $      8
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.67          1.73            1.72          1.71          1.74
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)          1.75            --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.20          4.02            3.81          3.69          3.49
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             17            15              13            44            26

(1) As required, effective 9-1-01, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the period shown.

(5) Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the periods or years ended August 31, 2001 for Class A shares would have been 10.36%, for Class B shares would have been 9.59%, and for Class C shares would have been 9.59%, respectively.

                                                                 FUND DETAILS 31

New York Tax-Free Income Fund
Figures audited by PricewaterhouseCoopers.

CLASS A SHARES Period ended                                   8-31-01       8-31-02(1)      8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.82      $  12.57        $  12.48      $  12.10      $  12.46
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                         0.58          0.58            0.56          0.54          0.52
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.75         (0.09)          (0.38)         0.36          0.15
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.33          0.49            0.18          0.90          0.67
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.58)        (0.58)          (0.56)        (0.54)        (0.52)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.57      $  12.48        $  12.10      $  12.46      $  12.61
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                             11.54(4)       4.04(4)         1.43(4)       7.54(4)       5.50
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     48      $     49        $     46      $     44      $     44
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      0.97          1.05            1.00          1.01          1.06
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)          1.12          1.06            1.02          1.02            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.77          4.71            4.55          4.35          4.18
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             54            36              17            43            25

CLASS B SHARES Period ended                                   8-31-01       8-31-02(1)      8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.82      $  12.57        $  12.48      $  12.10      $  12.46
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                         0.49          0.49            0.47          0.45          0.43
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.75         (0.09)          (0.38)         0.36          0.15
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.24          0.40            0.09          0.81          0.58
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.49)        (0.49)          (0.47)        (0.45)        (0.43)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.57      $  12.48        $  12.10      $  12.46      $  12.61
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                             10.76(4)       3.31(4)         0.72(4)       6.80(4)       4.77
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     17      $     23        $     22      $     20      $     17
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.67          1.75            1.70          1.71          1.76
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)          1.82          1.76            1.72          1.72            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.07          4.01            3.85          3.65          3.48
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             54            36              17            43            25

32 FUND DETAILS

New York Tax-Free Income Fund continued

CLASS C SHARES Period ended                                   8-31-01       8-31-02(1)      8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.82      $  12.57        $  12.48      $  12.10      $  12.46
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                         0.50          0.49            0.47          0.45          0.43
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.75         (0.09)          (0.38)         0.36          0.15
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.25          0.40            0.09          0.81          0.58
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.50)        (0.49)          (0.47)        (0.45)        (0.43)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.57      $  12.48        $  12.10      $  12.46      $  12.61
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                             10.77(4)       3.31(4)         0.72(4)       6.80(4)       4.77
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $      1      $      3        $      5      $      5      $      5
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.67          1.75            1.70          1.71          1.76
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)          1.82          1.76            1.72          1.72            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.07          4.01            3.81          3.65          3.48
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             54            36              17            43            25

(1) As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. This change had no effect on per share amounts for the year ended 8-31-02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the periods or years ended August 31, 2001, 2002, 2003 and 2004 for Class A shares would have been 11.39%, 4.03%,
1.41% and 7.53%, for Class B shares would have been 10.61%, 3.30%, 0.70% and 6.79%, and for Class C shares would have been 10.62%, 3.30%, 0.70% and 6.79%, respectively.

                                                                 FUND DETAILS 33

Tax-Free Bond Fund

Figures for the years ended 8-31-03, 8-31-04 and 8-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.30      $  10.72        $  10.40      $   9.96      $  10.22
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.54          0.55            0.53          0.49          0.48
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.44         (0.32)          (0.45)         0.26          0.19
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.98          0.23            0.08          0.75          0.67
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.54)        (0.54)          (0.52)        (0.49)        (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                          (0.02)        (0.01)             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                (0.56)        (0.55)          (0.52)        (0.49)        (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  10.72      $  10.40        $   9.96      $  10.22      $  10.41
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                              9.89(5)       2.33(5)         0.70(5)       7.70(5)       6.72
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $    548      $    550        $    507      $    492      $    487
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      0.86          0.96            0.97          0.96          0.99
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          0.98          0.99            0.98          0.97            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         5.22          5.34            5.11          4.87          4.71
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             24            22              23            49            32

CLASS B SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.30      $  10.72        $  10.40      $   9.96      $  10.22
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.47          0.47            0.45          0.42          0.41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.44         (0.32)          (0.45)         0.26          0.18
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.91          0.15            0.00          0.68          0.59
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.47)        (0.46)          (0.44)        (0.42)        (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                          (0.02)        (0.01)             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                (0.49)        (0.47)          (0.44)        (0.42)        (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  10.72      $  10.40        $   9.96      $  10.22      $  10.41
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                              9.07(5)       1.57(5)        (0.05)(5)      6.89(5)       5.93
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $     85      $     60        $     49      $     39      $     32
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.61          1.71            1.72          1.72          1.74
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          1.73          1.75            1.73          1.73            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.47          4.59            4.36          4.11          3.96
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             24            22              23            49            32

34 FUND DETAILS

Tax-Free Bond Fund continued

CLASS C SHARES Period ended                                   8-31-01(1)    8-31-02(1,2)    8-31-03       8-31-04       8-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.30      $  10.72        $  10.40      $   9.96      $  10.22
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(3)                                         0.45          0.47            0.45          0.42          0.41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           0.44         (0.32)          (0.45)         0.26          0.18
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.89          0.15            0.00          0.68          0.59
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      (0.45)        (0.46)          (0.44)        (0.42)        (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                          (0.02)        (0.01)             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                (0.47)        (0.47)          (0.44)        (0.42)        (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  10.72      $  10.40        $   9.96      $  10.22      $  10.41
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4) (%)                                              8.96(5)       1.53(5)        (0.05)(5)      6.89(5)       5.93
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $      3      $      7        $      8      $      8      $      7
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                      1.71          1.75            1.72          1.71          1.74
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)          1.73            --            1.73          1.72            --
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.37          4.55            4.35          4.11          3.96
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             24            22              23            49            32

(1)   Audited by previous auditor.

(2) As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44%, for Class A, Class B, and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended August 31, 2001, 2002, 2003 and 2004 for Class A shares would have been 9.77%, 2.30%, 0.69% and 7.69%, for Class B shares would have been 8.95%, 1.53%, (0.06%) and 6.88%, and for Class C shares would have been 8.94%, 1.53%, (0.06%) and 6.88%, respectively.

                                                                 FUND DETAILS 35

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock tax-free income funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC          TXFPN 5/06

[JOHN HANCOCK(R) LOGO]

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

--------------------------------------------------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
--------------------------------------------------------------------------------